Consolidated Statements of Changes In Shareholders' Equity - CAD ($)		Total	Datum Consulting Group, LLC	Trafic 3W inc	Subordinate Voting Shares	Subordinate Voting Shares Matricis Informatique Inc.	DSU	Restricted share units	Share Capital	Share Capital Datum Consulting Group, LLC	Share Capital Trafic 3W inc	Share Capital Subordinate Voting Shares	Share Capital Subordinate Voting Shares Matricis Informatique Inc.	Share Capital Subordinate Voting Shares Alithya Travercent LLC	Share Capital Subordinate Voting Shares Datum Consulting Group, LLC	Share Capital Subordinate Voting Shares Trafic 3W inc	Share Capital DSU	Share Capital Restricted share units	Deficit	Accumulated Other Comprehensive Income (loss)	Contributed Surplus	Contributed Surplus Subordinate Voting Shares	Contributed Surplus DSU	Contributed Surplus Restricted share units	Shares outstanding	Shares outstanding Datum Consulting Group, LLC	Shares outstanding Trafic 3W inc
Balance (in shares) at Mar. 31, 2022		92,725,616										85,554,000
Balance at Mar. 31, 2022		$ 199,751,000							$ 305,222,000										$ (111,654,000)	$ (947,000)	$ 7,130,000
Profit (loss)		(30,097,000)																	(30,097,000)
Other comprehensive loss		5,557,000																		5,557,000
Comprehensive loss		(24,540,000)																	(30,097,000)	5,557,000
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares)													157,882	580,500	1,867,262											1,867,262	83,449
Cash settlement of RSUs issued as share-based compensation			$ 5,528,000	$ 276,000		$ 600,000				$ 5,528,000	$ 276,000				$ 5,528,000	$ 276,000
Share-based compensation		3,745,000	$ 2,644,000																		3,745,000
Share-based compensation granted on business acquisitions		2,995,000																			2,995,000
Share-based compensation related to contingent consideration, granted on business acquisition, to be settled in shares	[1]	2,120,000																			2,120,000
Issuance of Subordinate Voting Shares pursuant to vesting of share-based compensation granted on business acquisitions (in shares)																									738,382
Issuance of Subordinate Voting Shares pursuant to vesting of share-based compensation granted on business acquisitions		0							1,708,000												(1,708,000)
Shares repurchased for cancellation (shares)																									(371,525)
Shares purchased for cancellation		$ (1,033,000)							(1,303,000)										270,000
Issuance of Subordinate Voting Shares from exercise of stock options (in shares)					152,632
Issuance of Subordinate Voting Shares from exercise of stock options												$ 536,000										$ (190,000)
Issuance of Subordinate Voting Shares from exercise of stock options					$ 346,000							$ 0
Total contributions by, and distributions to, shareholders (in shares)		2,470,200
Total contributions by shareholders		$ 13,977,000							6,745,000										(270,000)		6,962,000
Balance (in shares) at Mar. 31, 2023		95,195,816			87,871,568							87,871,568
Balance at Mar. 31, 2023		$ 189,188,000							311,967,000										(141,481,000)	4,610,000	14,092,000
Profit (loss)		(16,660,000)																	(16,660,000)
Other comprehensive loss		(4,000)																		(4,000)
Comprehensive loss		(16,664,000)																	(16,660,000)	(4,000)
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares)															622,421
Cash settlement of RSUs issued as share-based compensation																$ 33,000
Share-based compensation		2,764,000						$ (371,000)													2,764,000			$ (371,000)
Share-based compensation granted on business acquisitions		2,099,000																			2,099,000
Share-based compensation related to contingent consideration, granted on business acquisition, to be settled in shares		(865,000)																			(865,000)
Issuance of Subordinate Voting Shares pursuant to vesting of share-based compensation granted on business acquisitions (in shares)																									622,421
Issuance of Subordinate Voting Shares pursuant to vesting of share-based compensation granted on business acquisitions		0							1,924,000												(1,924,000)
Shares repurchased for cancellation (shares)																									(493,878)
Shares purchased for cancellation		$ (953,000)							(1,724,000)										771,000
Issuance of Subordinate Voting Shares from exercise of stock options (in shares)					2,500
Issuance of Subordinate Voting Shares from exercise of stock options												$ 8,000										(2,000)
Issuance of Subordinate Voting Shares from exercise of stock options					$ 6,000							$ 8,000										$ (2,000)
Issued (in shares)							73,682	14,707
Issuance of Subordinate Voting Shares from settlement of DSUs and RSUs							$ 0	$ 0									$ 201,000	$ 33,000					$ (201,000)	$ (33,000)
Total contributions by, and distributions to, shareholders (in shares)		219,432
Total contributions by shareholders		$ 2,680,000							442,000										(771,000)		1,467,000
Balance (in shares) at Mar. 31, 2024		95,415,248			88,141,000
Balance at Mar. 31, 2024		$ 175,204,000							$ 312,409,000										$ (157,370,000)	$ 4,606,000	$ 15,559,000

[1]	The Company reclassified comparative figures as at March 31, 2023 in order to correct an immaterial balance sheet presentation misstatement resulting in an increase in contributed surplus and a decrease in contingent consideration in the amount of $2,120,000.